UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2011

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  November 15, 2011

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	$8,768,000,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   327625  4563658 SH       Sole                  3935538            628120
Alleghany Corp                 COM              017175100      287      994 SH       Sole                      560               434
Altera Corporation             COM              021441100   256965  8149862 SH       Sole                  6989457           1160405
American Public Education      COM              02913V103     1756    51641 SH       Sole                    48511              3130
AON Corp                       COM              037389103   447737 10665494 SH       Sole                  9172233           1493261
Apache Corp                    COM              037411105   113384  1413059 SH       Sole                  1210054            203005
Ascent Capital Group Inc-A     COM              043632108     4590   116723 SH       Sole                   107300              9423
Bank of NY Mellon              COM              064058100      364    19605 SH       Sole                    19605
Berkley W R Corp               COM              084423102   306877 10336036 SH       Sole                  8893934           1442102
Berkshire Hathaway Class B     COM              084670702      362     5100 SH       Sole                     5100
Berkshire Hathaway Inc. Cl A   COM              084670108      320        3 SH       Sole                        3
Borg Warner Inc                COM              099724106     1937    32000 SH       Sole                    32000
Cimarex Energy Co              COM              171798101     7323   131468 SH       Sole                   131468
CNA Financial                  COM              126117100      907    40347 SH       Sole                    37200              3147
Coca Cola Co                   COM              191216100   520648  7706455 SH       Sole                  6649912           1056543
Comcast Corp Cl A              COM              20030N101     6551   313131 SH       Sole                   309033              4098
Comcast Corp Special Cl A      COM              20030N200   451051 21768893 SH       Sole                 18710079           3058814
ConocoPhillips                 COM              20825c104      355     5600 SH       Sole                     5600
CVS Corp                       COM              126650100    29539   879404 SH       Sole                   804704             74700
Discovery Communications Cl A  COM              25470f104     1208    32118 SH       Sole                    25308              6810
Discovery Communications Cl C  COM              25470f302    66576  1894050 SH       Sole                  1643575            250475
Ecolab Inc                     COM              278865100   358119  7325000 SH       Sole                  6297703           1027297
Exxon Mobil                    COM              30231G102      552     7600 SH       Sole                     7600
Fidelity National Information  COM              31620m106   127388  5238004 SH       Sole                  4516180            721824
General Electric Company       COM              369604103      283    18600 SH       Sole                    18600
Goldman Sachs Group Inc        COM              38141g104   205363  2172001 SH       Sole                  1846003            325998
Google Inc - Cl A              COM              38259P508   202426   393029 SH       Sole                   338432             54597
Intel                          COM              458140100      499    23379 SH       Sole                    23379
Kraft Foods Inc                COM              50075n104   298478  8888566 SH       Sole                  7642521           1246045
Liberty Global Inc A           COM              530555101    43202  1194073 SH       Sole                  1054323            139750
Liberty Global Inc Ser C       COM              530555309   433491 12525035 SH       Sole                 10656861           1868174
Loews Corp                     COM              540424108   231021  6686582 SH       Sole                  5780828            905754
McDonald's Corp                COM              580135101   118912  1354044 SH       Sole                  1168906            185138
Microsoft Corp                 COM              594918104   494865 19882085 SH       Sole                 17126182           2755903
Molex Inc - Cl A               COM              608554200    10736   636026 SH       Sole                   584426             51600
Nalco Holdings Co              COM              62985q101    17070   487982 SH       Sole                   446582             41400
National Instruments Corp      COM              636518102    11159   488146 SH       Sole                   442359             45787
Nestle S A Rep RG SH ADR       COM              641069406   223738  4056315 SH       Sole                  3460242            596073
Newfield Exploration Co        COM              651290108   217262  5473984 SH       Sole                  4690216            783768
News Corp Ltd Class A          COM              65248E104   337561 21806265 SH       Sole                 18685141           3121124
News Corp Ltd Class B          COM              65248E203    30285  1941329 SH       Sole                  1783079            158250
Noble Energy Inc               COM              655044105   252179  3561846 SH       Sole                  3036718            525128
Pepsico                        COM              713448108   338138  5462650 SH       Sole                  4700338            762312
Praxair Inc                    COM              74005P104   379897  4063935 SH       Sole                  3496163            567772
Progressive Corp               COM              743315103   170123  9578983 SH       Sole                  8290283           1288700
Republic Services              COM              760759100      264     9400 SH       Sole                     9400
Sanofi ADR                     COM              80105n105      230     7000 SH       Sole                     7000
Schlumberger Limited           COM              806857108      618    10341 SH       Sole                    10341
Teva Pharmaceutical ADR        COM              881624209   137683  3699158 SH       Sole                  3074393            624765
Thermo Fisher Scientific Inc   COM              883556102   225195  4446982 SH       Sole                  3838853            608129
Travelers Companies, Inc.      COM              89417E109      288     5900 SH       Sole                     5900
UnitedHealth Group Inc         COM              91324P102   352122  7634899 SH       Sole                  6559258           1075641
Vodafone Group PLC ADR         COM              92857w209   230575  8985767 SH       Sole                  7663537           1322230
Wal-Mart Stores Inc            COM              931142103   479719  9243140 SH       Sole                  7937950           1305190
Waste Management Inc           COM              94106L109   253194  7776231 SH       Sole                  6676767           1099464
Willis Group Holdings PLC      COM              g96666105    38671  1125150 SH       Sole                  1007728            117422
Yahoo! Inc                     COM              984332106      335    25400 SH       Sole                    25400